Issuance of common units and Series A Preferred Units (Details Textual) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2018	Jan. 26, 2018
Maximum Offering Amount			$ 120.0
Agent [Member]
Sales Commissions	$ 0.3	$ 0.7
Common Stock [Member]
Partners' Capital Account, Units, Sale of Units	81,731	253,106
Proceeds from Issuance of Preferred Limited Partners Units	$ 1.5	$ 4.6
Average Gross Sales Price Per Share	$ 18.34	$ 18.26
Series A Preferred Units [Member]
Partners' Capital Account, Units, Sale of Units	568,200	1,356,226
Proceeds from Issuance of Preferred Limited Partners Units	$ 14.3	$ 34.3
Average Gross Sales Price Per Share	$ 25.67	$ 25.77